Condensed Statements of Operations - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Product Revenue	$ 16,674	$ 0
Costs of goods sold	(16,674)	0
Gross Profit	0	0
Operating expenses:
General and administrative	619,985	385,354
Research and development	0	625,000
Depreciation	2,018	2,016
Total operating expenses	622,003	1,012,370
Loss from operations	(622,003)	(1,012,370)
Other (expense) income:
Interest expense	(839,890)	(1,427,495)
Gain (loss) on debt settlements	40,621	(120,000)
Total other expense	(799,269)	(1,547,495)
Provision for income taxes	0	0
Net loss	$ (1,421,272)	$ (2,559,865)
Per share data
Net loss per share - basic	$ (0.02)	$ (0.03)
Net loss per share - diluted	$ (0.02)	$ (0.03)
Weighted average shares outstanding - basic	94,145,436	77,521,969
Weighted average shares outstanding - diluted	94,145,436	77,521,969